UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.

(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017

 (Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
 100 Park Avenue, 35th Floor, New York, NY 10017
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

 Date of fiscal year end: December 31

 Date of reporting period: March 31, 2013

Item 1:  Statement of Investments

				Value
	Shares	COMMON STOCKS		(note 1a)
CONSUMER	AUTOMOBILESAND COMPONENTS (3.3%)
DISCRETIONARY	1,264,063	Ford Motor Company		$16,622,428
(15.4%)	330,211	Visteon Corporation (a)		19,053,175
			(Cost $34,971,752)	35,675,603
	CONSUMERSERVICES (1.2%)
	750,000	International Game Technology	(Cost $8,678,620)	12,375,000
	RETAILING(10.9%)
	284,050	Kohl’s Corporation		13,103,227
	460,000	Target Corporation		31,487,000
	1,544,668	The TJX Companies, Inc.		72,213,229
			(Cost $44,127,891)	116,803,456
			(Cost $87,778,263)	164,854,059

CONSUMER	FOOD, BEVERAGE AND TOBACCO (11.8%)
STAPLES	350,000	Diageo plc ADR		44,044,000
(15.7%)	450,000	Nestle S.A.		32,504,963
	240,000	PepsiCo, Inc.		18,986,400
	728,845	Unilever N.V.		29,981,906
			(Cost $66,076,185)	125,517,269
	FOOD AND STAPLES RETAILING (3.9%)
	394,500	Costco Wholesale Corporation	(Cost $12,041,935)	41,860,395
			(Cost $78,118,120)	167,377,664

ENERGY	818,069	Alpha Natural Resources, Inc. (a)		6,716,346
(9.0%)	331,478	Apache Corporation		25,576,842
	300,000	Canadian Natural Resources Limited		9,639,000
	725,000	Halliburton Company		29,297,250
	2,050,000	Weatherford International Ltd. (a)		24,887,000
			(Cost $74,347,982)	96,116,438

FINANCIALS	BANKS (1.8%)
(25.3%)	425,000	Bond Street Holdings LLC, Class A (a) (b)		6,375,000
	75,000	Bond Street Holdings LLC, Class B (a) (c)		1,068,750
	110,000	M&T Bank Corporation		11,347,600
			(Cost $10,560,176)	18,791,350
	DIVERSIFIED FINANCIALS (6.0%)
	315,000	American Express Company		21,249,900
	475,000	JPMorgan Chase & Co.		22,543,500
	587,500	Nelnet, Inc.		19,857,500
			(Cost $35,912,515)	63,650,900
	INSURANCE (17.5%)
	330,492	Aon Corporation		20,325,258
	825,000	Arch Capital Group Ltd. (a)		43,370,250
	110	Berkshire Hathaway Inc. Class A (a)		17,190,800
	240,000	Everest Re Group, Ltd.		31,166,400
	53,500	Forethought Financial Group, Inc. Class A (a) (d)		12,572,500
	400,000	MetLife, Inc.		15,208,000
	260,000	PartnerRe Ltd.		24,208,600
	400,000	Platinum Underwriters Holdings, Ltd.		22,324,000
			(Cost $76,767,943)	186,365,808
			(Cost $123,240,634)	268,808,058

				Value
	Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES
(5.7%)	120,000	Celgene Corporation (a)		$13,909,200
	789,211	Cytokinetics, Incorporated (a)		899,701
	428,600	Gilead Sciences, Inc. (a)		20,975,684
	858,979	Idenix Pharmaceuticals, Inc. (a)		3,040,786
	755,808	Pfizer Inc.		21,812,619
			(Cost $32,892,208)	60,637,990

INDUSTRIALS	CAPITAL GOODS (6.5%)
(14.7%)	1,200,000	ABB Ltd. ADR		27,312,000
	360,000	Owens Corning (a)		14,194,800
	300,000	United Technologies Corporation		28,029,000
			(Cost $44,819,903)	69,535,800
	COMMERCIAL AND PROFESSIONAL SERVICES (8.2%)
	292,500	The ADT Corporation		14,314,950
	1,087,100	Republic Services, Inc.		35,874,300
	263,998	Towers Watson & Co. Class A		18,300,341
	475,000	Waste Management, Inc.		18,624,750
			(Cost $62,822,378)	87,114,341
			(Cost $107,642,281)	156,650,141

INFORMATION	SEMICONDUCTORS AND EQUIPMENT (2.0%)
TECHNOLOGY	311,850	ASML Holding N.V.	(Cost $4,663,838)	21,202,682
(14.5%)
	SOFTWARE AND SERVICES (2.1%)
	795,000	Microsoft Corporation	(Cost $20,749,343)	22,740,975
	TECHNOLOGY HARDWARE AND EQUIPMENT (10.4%)
	67,000	Apple Inc.		29,658,220
	960,000	Cisco Systems, Inc.		20,059,200
	615,000	EMC Corporation (a)		14,692,350
	700,000	QUALCOMM Incorporated		46,858,000
			(Cost $76,036,872)	111,267,770
			(Cost $101,450,053)	155,211,427

MATERIALS	100,000	Nucor Corporation	(Cost $4,231,438)	4,615,000
(0.4%)

MISCELLANEOUS		Other (e)	(Cost $43,255,337)	44,121,408
(4.1%)

TELECOMMUNICATION	523,100	Vodafone Group plc ADR	(Cost $13,766,306)	14,856,040
SERVICES (1.4%)

	TOTAL COMMON STOCKS (106.2%)		(Cost $666,722,622)	1,133,248,225

			Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS		(note 1a)
130,653,060	SSgA U.S. Treasury Money Market Fund (12.2%)	(Cost $130,653,060)	$130,653,060
TOTAL INVESTMENTS (f) (118.4%)		(Cost $797,375,682)	1,263,901,285
Liabilities in excess of cash, receivables and other assets (-0.6%)			(6,878,105)
PREFERRED STOCK (-17.8%)			(190,117,175)

NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,066,906,005

ADR - American Depository Receipt

(a) Non-income producing security.

(b) Level 3 fair value measurement, restricted security acquired 11/4/09, aggregate cost $8,500,000, unit cost is $20.00 per share and fair value is $15.00 per share, note 2. Fair value is based upon bid and/or transaction prices provided via the NASDAQ OMX PORTAL Alliance trading and transfer system for privately placed equity securities traded in the over-the-counter market among qualified investors and an evaluation of book value per share.

(c) Level 3 fair value measurement, restricted security acquired 05/21/12, aggregate cost $1,500,000, unit cost is $20.00 per share and fair value is $14.25 per share, note 2. Fair value is based upon a judgmentally discounted bid price provided via the NASDAQ OMX PORTAL Alliance trading and transfer system for privately placed equity securities traded in the over-the-counter market among qualified investors and an evaluation of book value per share. (d) Level 3 fair value measurement, restricted security acquired 11/3/09, aggregate cost $10,748,000, unit cost is $200.90 per share and fair value is $235.00 per share, note 2. Fair valuation is based upon a market approach using valuation metrics (market price-earnings and market price-book value multiples), and changes therein, relative to a peer group of companies established by the underwriters as well as actual transaction prices resulting from limited trading in the security. Significant increases (decreases) in the relative valuation metrics of the peer group companies may result in higher (lower) estimates of fair value.

(e) Securities which have been held for less than one year, not previously disclosed, and not restricted.

(f) At March 31, 2013 the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, aggregate gross unrealized appreciation was $482,894,542 aggregate gross unrealized depreciation was $16,368,939, and net unrealized appreciation was $466,525,603.

	Contracts			Value
Call Option	(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE		(note 1a)
SEMICONDUCTORS
AND EQUIPMENT	300	ASML Holding N.V./April 20, 2013/$4.70	(Premium Received with Broker $104,999)	$141,000
Put Option
SOFTWARE
AND SERVICES	900	eBay Inc./May 18, 2013/$50.00	(Premium Deposited with Broker $202,872)	82,800
		TOTAL CALL AND PUT OPTIONS	(Premiums $307,871)	$223,800

(see notes to unaudited financial statements)

NOTES TO FINANCIAL STATEMENTS

(Unaudited) General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
    Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,113,231,975	-	$20,016,250	$1,133,248,225
Money Market	130,653,060	-	-	130,653,060
Total	$1,243,885,035	-	$20,016,250	$1,263,901,285

Liabilities
Options Written	($223,800)			($223,800)

The aggregate value of Level 3 portfolio investments changed during the three months ended March 31, 2013 as follows:

Change in portfolio valuations using significant unobservable inputs	Level 3
Fair value at December 31, 2012	$21,218,125
Net change in unrealized appreciation on investments	(1,201,875)
Fair value at March 31, 2013	$20,016,250

The increase in net unrealized appreciation included in the results of operations attributable to Level 3 assets held at March 31, 2013 and reported within the caption Net change in unrealized appreciation in the Statement of Operations:
($1,201,875)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2013, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2013, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: April 30, 2013

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: April 30, 2013